PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in amount net of liability (asset) of defined benefit, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 522,105	R$ 318,629
Business combinations		668
Expenses	68,619	45,233
Sponsor contributions	(15,734)	(13,721)
Amounts recognized in OCI	93,491	171,296
Balance at the end of the year	668,481	522,105
Actuarial assets per balance sheet	(10,997)	(9,833)
Actuarial liabilities per balance sheet	679,478	531,938
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	67,148	54,026
Business combinations		(12)
Expenses	9,005	8,302
Sponsor contributions	(9,874)	(10,680)
Amounts recognized in OCI	2,089	15,512
Balance at the end of the year	68,368	67,148
Actuarial assets per balance sheet	(10,997)	(9,833)
Actuarial liabilities per balance sheet	79,365	76,982
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	454,957	264,603
Business combinations		680
Expenses	59,614	36,931
Sponsor contributions	(5,860)	(3,041)
Amounts recognized in OCI	91,402	155,784
Balance at the end of the year	600,113	454,957
Actuarial liabilities per balance sheet	R$ 600,113	R$ 454,956